Summary of significant accounting policies (Details 3) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥) lease segment item	Sep. 30, 2019 USD ($) lease segment item	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue
Liabilities for return allowances	¥ 392,316					¥ 363,191
Net revenues	406,204,446	$ 56,830,093	¥ 327,187,210
Accounts receivable, net of allowance for doubtful accounts	6,014,257			$ 841,425		11,109,988
Unearned revenue	20,511,840					15,461,245
Unearned revenue recognized	¥ 11,680,622
Revenue, Practical Expedient	true	true
Customer incentives and loyalty programs
Types of discounted coupons | item	2	2
Expiration period of J Coupons	1 year	1 year
Fulfillment
Fulfillment	¥ 25,973,275	$ 3,633,795	23,149,139
Marketing
Advertising costs	¥ 11,732,006		10,516,445
Leases
Number of capital leases | lease	0	0
Segment reporting
Number of major business segments | segment	2	2
Recent accounting pronouncements
ROU assets	¥ 8,944,250			$ 1,251,347
Lease liabilities	9,132,393				¥ 7,000,000
ASU 2016-18 | Adjustments
Recent accounting pronouncements
ROU assets					¥ 7,000,000
Electronics and home appliance products
Revenue
Net revenues	235,972,472		201,486,112
General merchandise products
Revenue
Net revenues	125,049,402		94,391,060
Shipping
Fulfillment
Fulfillment	12,513,263		11,044,933
Marketplace and advertising services
Revenue
Net revenues	29,207,415		23,073,484
Logistics and other services
Revenue
Net revenues	15,975,157		¥ 8,236,554
Accrued expenses and other current liabilities
Revenue
Liabilities for return allowances	392,316					363,191
Prepayments and other current assets
Revenue
Rights to recover products from customers	¥ 414,222					¥ 381,165